American Century Strategic Asset Allocations, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NEWTON FUND * STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND * STRATEGIC ALLOCATION: AGGRESSIVE FUND

[american century investments logo and text logo]

Supplement dated December 3, 2007 * Statement of Additional Information dated April 1, 2007

As of December 3, 2007, the Advisor Class of Strategic Allocation: Conservative,
Strategic Allocation: Moderate and Strategic Allocation: Aggressive was combined with the A Class of the same fund. Information specific to the funds' Advisor
Class will be restated with the next statement of additional information update to reflect changes that resulted from the combination.

THE FOLLOWING REPLACES THE TABLE ON PAGE 2:

FUND CLASS                           TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
Newton
  Investor Class                       AEVIX                        08/29/2003
--------------------------------------------------------------------------------
Strategic Allocation: Conservative
  Investor Class                       TWSCX                        02/15/1996
--------------------------------------------------------------------------------
  Institutional Class                  ACCIX                        08/01/2000
--------------------------------------------------------------------------------
  A Class                              ACCAX                        10/02/1996
--------------------------------------------------------------------------------
  B Class                              ACVBX                        09/30/2004
--------------------------------------------------------------------------------
  C Class                              AACCX                        09/30/2004
--------------------------------------------------------------------------------
  R Class                              AACRX                        03/31/2005
--------------------------------------------------------------------------------
Strategic Allocation: Moderate
  Investor Class                       TWSMX                        02/15/1996
--------------------------------------------------------------------------------
  Institutional Class                  ASAMX                        08/01/2000
--------------------------------------------------------------------------------
  A Class                              ACOAX                        10/02/1996
--------------------------------------------------------------------------------
  B Class                              ASTBX                        09/30/2004
--------------------------------------------------------------------------------
  C Class                              ASTCX                        10/02/2001
--------------------------------------------------------------------------------
  R Class                              ASMRX                        08/29/2003
--------------------------------------------------------------------------------
Strategic Allocation: Aggressive
  Investor Class                       TWSAX                        02/15/1996
--------------------------------------------------------------------------------
  Institutional Class                  AAAIX                        08/01/2000
--------------------------------------------------------------------------------
  A Class                              ACVAX                        10/02/1996
--------------------------------------------------------------------------------
  B Class                              ALLBX                        09/30/2004
--------------------------------------------------------------------------------
  C Class                              ASTAX                        11/27/2001
--------------------------------------------------------------------------------
  R Class                              AAARX                        03/31/2005
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE ENTRIES FOR STRATEGIC ALLOCATION: CONSERVATIVE,
STRATEGIC ALLOCATION: MODERATE AND STRATEGIC ALLOCATION: AGGRESSIVE IN THE TABLE
ON PAGES 41 AND 42:

FUND                    CLASS                    PERCENTAGE OF STRATEGY ASSETS
-------------------------------------------------------------------------------
Strategic               Investor, A,             1.00% of first $500 million
Allocation:             B, C and R               0.95% of next $500 million
Conservative                                     0.90% of next $2 billion
                                                 0.85% of next $2 billion
                                                 0.80% over $5 billion
                        -------------------------------------------------------
                        Institutional            0.80% of first $500 million
                                                 0.75% of next $500 million
                                                 0.70% of next $2 billion
                                                 0.65% of next $2 billion
                                                 0.60% over $5 billion
-------------------------------------------------------------------------------
Strategic               Investor, A,             1.10% of first $1 billion
Allocation:             B, C and R               1.00% of next $2 billion
Moderate                                         0.95% of next $2 billion
                                                 0.90% over $5 billion
                        -------------------------------------------------------
                        Institutional            0.90% of first $1 billion
                                                 0.80% of next $2 billion
                                                 0.75% of next $2 billion
                                                 0.70% over $5 billion
-------------------------------------------------------------------------------
Strategic               Investor, A,             1.20% of first $1 billion
Allocation:             B, C and R               1.10% of next $2 billion
Aggressive                                       1.05% of next $2 billion
                                                 1.00% over $5 billion
                        -------------------------------------------------------
                        Institutional            1.00% of first $1 billion
                                                 0.90% of next $2 billion
                                                 0.85% of next $2 billion
                                                 0.80% over $5 billion
-------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER MULTIPLE CLASS STRUCTURE ON
PAGE 52:

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the funds' prospectuses. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A, B and
C Classes are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the A, B, C and R Classes is the same as for Investor Class, but the A,
B, C and R Class shares each are subject to a separate Master Distribution and
Individual Shareholder Services Plan (the A Class Plan, B Class Plan, C Class
Plan and R Class Plan, respectively and collectively, the plans) described below. The plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

THE FOLLOWING REPLACES THE ADVISOR CLASS PLAN SECTION ON PAGES 59-61:

Advisor Class Plan(1)

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

(1)  AS OF DECEMBER 3, 2007, THE ADVISOR CLASS OF STRATEGIC ALLOCATION:
     CONSERVATIVE, STRATEGIC ALLOCATION: MODERATE AND STRATEGIC ALLOCATION:
     AGGRESSIVE WAS COMBINED WITH A CLASS AND BECAME SUBJECT TO THE A CLASS
     PLAN.

------
2

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' Board of
Directors has adopted the Advisor Class Plan. Prior to September 4, 2007, the
Advisor Class Plan required the Advisor Class to pay 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for distribution services, including past distribution services (as described below). However, at shareholder meetings on July 27, 2007, the Advisor
Class shareholders approved a decrease in the fee required by the Advisor Class
Plan of 0.25%, and a corresponding increase in the Advisor Class management fee.
This change was made because the administrative services portion of the 12b-1 fee does not need to be made out of the 12b-1 plan, but may properly be made out of the funds' unified fee, consistent with the other classes of the funds. This change resulted in no difference in the overall fee for the Advisor Class, but will lower the amount of the 12b-1 fee charged under the Advisor Class Plan from and after September 4, 2007. After that date, pursuant to the Advisor Class
Plan, the Advisor Class pays the funds' distributor 0.25% annually of the aggregate average daily net assets of the funds' Advisor Class shares, which is paid for certain ongoing individual shareholder services (as described below)
and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2006, the aggregate amount of fees paid under the Advisor Class Plan was:

Strategic Allocation: Conservative            $797,594
Strategic Allocation: Moderate              $2,097,322
Strategic Allocation: Aggressive            $1,627,668

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares in payment for provision of the services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Prior to September 4, 2007, 0.25% of the fee charged to the Advisor Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended November 30, 2006, the amount of fees paid under the Advisor Class Plan for shareholder services was:

Strategic Allocation: Conservative            $398,797
Strategic Allocation: Moderate              $1,048,661
Strategic Allocation: Aggressive              $813,834

------
3

Although these services are still being provided by the financial intermediaries, after September 4, 2007, they will be reimbursed by the funds'
advisor out of the unified management fee rather than out of a 12b-1 fee, as described above.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended November 30, 2006, the amount of fees paid under the Advisor Class Plan for distribution services was:

Strategic Allocation: Conservative           $398,797
Strategic Allocation: Moderate             $1,048,661
Strategic Allocation: Aggressive             $813,834

Beginning on September 4, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual shareholder services. These payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-57460 0712